NOTE 21: MANAGEMENT OF CAPITAL (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Note 21 Management Of Capital
Equity	$ (2,996,220)	$ (4,806,862)	$ (1,879,185)	$ (877,714)
Notes payable	760,715	404,370
Convertible debentures payable	274,466	1,835,225	468,329	$ 143,341
Secured loan payable	717,460	676,849	$ 638,537
Bank indebtedness	0	7,148
Gross	(1,243,579)	(1,883,270)
Less: Cash	(157,668)	0
Net	$ (1,401,247)	$ (1,883,270)